Commitments and Contingencies (Details) - USD ($)					3 Months Ended		12 Months Ended
	Mar. 27, 2024	Mar. 25, 2024	Apr. 26, 2023	Aug. 16, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 04, 2021
Commitments and Contingencies [Line Items]
Excise tax percentage				1.00%
Share repurchase percentage					1.00%		1.00%
Deferred fee per unit (in Dollars per share)					$ 0.35		$ 0.35
Underwriters aggregate deferred fee					$ 10,062,500
Percentage of underwriter forfeited	40.37%
Deferred underwriting commission	$ 4,062,500
Deferred and payable	6,000,000				6,000,000		$ 10,062,500	$ 10,062,500
Business combination reduction amount	4,062,500
Gain from forgiveness of deferred underwriting commission	184,844				(184,844)
Reduction of deferred underwriting fee	3,877,656				$ 3,877,656
Divided price per share (in Dollars per share)					$ 10		$ 10
Purchase price					$ 1,285,000,000		$ 1,285,000,000
Investors and non-redeeming stockholders shares					82.03125%		82.03125%
Price per share (in Dollars per share)					$ 10		$ 10		$ 10
Shares trade (in Dollars per share)					$ 2		$ 2
Forward purchase break-up fee					$ 300,000		$ 300,000
Purchase agreement price Pper share (in Dollars per share)					$ 0.6
Forward purchase agreement					$ 1,500,000		$ 1,500,000
Business combination agreed to pay					$ 246,000
Aggregate amount	3,000,000
Divided per share (in Dollars per share)					$ 10		$ 10
Trading Days					7 days
Deferred payment amount		$ 1,000,000
Accrued amount					$ 2,718,385		$ 1,907,277
Law fees					2,000,000
Stock amount					2,000,000
Common stock value					$ 2,000,000
Deferred fee amount							$ 10,062,500
Redemption price per share (in Dollars per share)			$ 0.6				$ 0.6
Goodwin Proctor LLP [Member]
Commitments and Contingencies [Line Items]
Business combination agreed to pay		$ 2,000,000
Cooley Fee Agreement [Member]
Commitments and Contingencies [Line Items]
Divided per share (in Dollars per share)					$ 10
Trading Days					7 days
BTIG [Member]
Commitments and Contingencies [Line Items]
Aggregate amount	$ 53,000
Forward Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Redemption price per share (in Dollars per share)							$ 0.6
Cooley LLP [Member]
Commitments and Contingencies [Line Items]
Accrued amount					$ 1,205,451		$ 1,187,272